Capital Management (Details Narrative) - USD ($)	Aug. 17, 2022	Jun. 30, 2022	Jun. 30, 2021
Working capital deficit		$ (13,868,626)	$ (24,147,490)
Warrant derivative liabilities		21,689,490	45,380,933
Working capital surplus		7,820,864	$ 21,233,443
Royalty	$ 3,000,000.0
Capitalized or prepaid construction costs		16,200,000
Remaining construction		7,800,000
Working capital investments		6,300,000
Capital coast		$ 24,000,000.0